Deferred Revenue - Summary of Penalty Payment (Detail) - 12 months ended Dec. 31, 2017 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
2018 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	$ 2,177	R$ 7,200
2019 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	1,904	6,300
2020 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	1,632	5,400
2021 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	1,360	4,500
2022 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	1,088	3,600
2023 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	816	2,700
2024 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	544	1,800
2025 [member]
Disclosure of Penalty Payment [Line Items]
Penalty payment	$ 272	R$ 900